As filed with the Securities and Exchange Commission on January 9, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22997

Oaktree Funds
 (Exact name of registrant as specified in charter)

333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
 (Address of principal executive offices) (Zip code)

John Sweeney
President
Oaktree Funds
333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
  (Name and address of agent for service)

(855) 625-3863
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2016

Item 1. Reports to Stockholders.

OAKTREE FUNDS

Annual Report
Oaktree High Yield Bond Fund
October 31, 2016

Table of Contents

Shareholder Letter	2
Schedule of Investments	4
Financial Statements	13
Notes to the Financial Statements	17
Report of Independent Registered Public Accounting Firm	25
Expense Example (Unaudited)	26
Additional Information (Unaudited)	27
Privacy Notice (Unaudited)	32

Oaktree Funds

Shareholder Letter

Dear Shareholders,

Since the founding of Oaktree Capital Management, L.P. (“Oaktree Capital”) in 1995, we have served our institutional clients by investing in less efficient markets and alternative investments.  We are defined by our six investment philosophies and guided by our business principles, believing excellent performance can only be achieved through superior knowledge of companies and their securities, not through attempts at predicting what is in store for the economy, interest rates or the securities markets.  On December 16, 2014, we launched Oaktree Funds, our mutual fund complex, in an effort to offer our investment strategies in a more accessible investment vehicle.  In our second reporting period, the High Yield Bond Fund has enjoyed continued growth and scaling of the product.  Due to a shifted focus towards our partner relationships, we liquidated our proprietary Emerging Markets Equity Mutual Fund on October 26, 2016.

After a disappointing end to 2015, the new year provided a roaring comeback despite a faltering start.  Risk aversion in 2016 initially appeared to be unchanged, fueled by a slowing global economy, modestly rising interest rates, and the looming Brexit vote.  However, investor sentiment shifted abruptly with rapid turnaround in the stock and bond markets.  This was encouraged by indications of a stabilizing global market with emerging markets leading the rebound, dampened shocks to the market from the U.K.’s stunning vote to depart from the E.U. and a growing U.S. economy, bolstered by a strengthening labor market.  As the year settled into a more modest pace, October ended the period on a positive note with the 10-year U.S. Treasury yields at a six-month high and the S&P 500 Index1 outperforming the MSCI World Index2 (global equities).

OAKTREE HIGH YIELD BOND FUND COMMENTARY

The high yield bond market experienced a rollercoaster ride over the fiscal year ended October 31, 2016.  For analytic purposes, the one-year period can be divided into two parts.  The period between October 2015 and February 2016 was quite difficult, reflecting a major sell-off in the energy and metals and mining sectors, and an increase in risk aversion.  However, high yield bonds broke out of their slump in mid-February 2016, and the market performed strongly for the eight-month period ended October 31, 2016.

What caused the sudden about-face in the high yield bond market?  While there was no single factor, rising oil prices and a rebound in equities encouraged investors to take on more risk.  At the same time, a moderately growing U.S. economy, bolstered by a strengthening labor market and supportive global central banks, created a more favorable macro-economic backdrop.  Perhaps most importantly though, while creditworthiness had not changed, valuations (yield spreads) had become quite attractive.

Over the reporting period, lower rated bonds outperformed their higher rated counterparts.  The yield on the portfolio narrowed, beginning the period at 6.2% and ending the period at 5.3%.  At the end of the reporting period, the yield spread on the portfolio was roughly 450 basis points3.

The portfolio is defensively positioned, built to preserve capital in the event of a market downturn.  Over the years, we have come to realize that the key to long-term success is managing credit risk, avoiding dangerous concentrations and minimizing defaults in the portfolio.
__________

[1]
The S&P 500 Index is a U.S. equities index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ.  The index’s composition is determined by the S&P Dow Jones Indices.

[2]
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.  The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[3]	A unit of measure for interest rates and other percentages. One basis point is equal to 0.01%.

Oaktree Funds

Shareholder Letter

Thank you for investing in Oaktree Funds.

Sincerely,

John Sweeney
President

Must be Preceded or Accompanied by a prospectus.

Past Performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. Oaktree High Yield Bond Fund (the “Fund”) will invest in foreign and emerging markets securities, which involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund may invest in derivatives, which involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous.  An investment in derivatives could lose more than the principal amount invested.  The Fund will invest in debt securities, which typically decrease in value when interest rates rise.  Longer-term debt securities are more sensitive to changes in interest rates and will typically change in value more than shorter-term debt securities as interest rates fluctuate.  Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities.

The opinions expressed are those of the investment adviser, are subject to change, and forecasts made cannot be guaranteed.  Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please see the Schedule of Investments in this report for current Fund holdings information.

You cannot invest directly in an index.

The Oaktree Funds are distributed by Quasar Distributors, LLC.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2016
	Rate	Maturity	Par Value[1]	Fair Value ($)
Corporate Bonds – 90.1%

Aerospace & Defense – 0.4%
Huntington Ingalls Industries Inc[2]	5.00%	11/15/25	90,000	94,894

Auto Components – 1.7%
Goodyear Tire & Rubber Co	5.13%	11/15/23	80,000	83,000
IHO Verwaltungs GmbH (PIK 4.00%)[2]	3.25%	09/15/23	€115,000	128,466
IHO Verwaltungs GmbH (PIK 5.25%)[2]	4.50%	09/15/23	35,000	35,525
Tenneco Inc	5.38%	12/15/24	50,000	52,438
ZF North America Capital Inc[2]	4.50%	04/29/22	125,000	132,656
				432,085
Beverages – 0.4%
Cott Corp[2]	5.50%	07/01/24	€100,000	116,293

Building Products – 0.8%
Standard Industries Inc[2]	5.50%	02/15/23	185,000	193,325
Standard Industries Inc[2]	5.38%	11/15/24	15,000	15,562
USG Corp[2]	5.50%	03/01/25	10,000	10,688
				219,575
Capital Markets – 0.1%
Neuberger Berman Group LLC[2]	5.88%	03/15/22	30,000	31,275

Chemicals – 3.0%
Axalta Coating Systems LLC[2]	4.25%	08/15/24	€115,000	131,264
Ineos Finance PLC[2]	4.00%	05/01/23	€130,000	145,861
Inovyn Finance PLC[2]	6.25%	05/15/21	€100,000	115,361
Plastipak Holdings Inc[2]	6.50%	10/01/21	125,000	130,000
PSPC Escrow Corp[2]	6.00%	02/01/23	€100,000	106,502
Tronox Finance LLC	6.38%	08/15/20	15,000	13,537
Tronox Finance LLC[2]	7.50%	03/15/22	140,000	126,000
				768,525
Commercial Services & Supplies – 2.4%
Carlson Wagonlit BV	7.50%	06/15/19	€165,000	189,137
Clean Harbors Inc	5.25%	08/01/20	125,000	127,562
Covanta Holding Corp	6.38%	10/01/22	115,000	117,588
Iron Mountain Europe PLC	6.13%	09/15/22	£100,000	128,521
TMS International Corp[2,4]	7.63%	10/15/21	90,000	74,700
				637,508
Communications Equipment – 0.8%
CommScope Inc[2]	5.50%	06/15/24	105,000	110,381
Hughes Satellite Systems Corp[2]	5.25%	08/01/26	30,000	29,625
Hughes Satellite Systems Corp[2]	6.63%	08/01/26	20,000	19,850
Plantronics Inc[2]	5.50%	05/31/23	50,000	51,000
				210,856
Construction & Engineering – 0.3%
AECOM	5.75%	10/15/22	85,000	89,639

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2016
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Construction Materials – 0.9%
American Builders & Contractors Supply Co Inc[2]	5.63%	04/15/21	35,000	36,312
Summit Materials LLC	6.13%	07/15/23	185,000	190,550
				226,862
Consumer Finance – 0.6%
Ally Financial Inc	4.13%	02/13/22	10,000	10,028
Ally Financial Inc	4.63%	05/19/22	30,000	30,750
Lincoln Finance Ltd[2]	6.88%	04/15/21	€100,000	119,732
				160,510
Containers & Packaging – 4.0%
ARD Finance SA (PIK 7.38%)[2]	6.63%	09/15/23	€100,000	107,527
Ardagh Packaging Finance PLC[2]	6.75%	05/15/24	€125,000	146,653
Cascades Inc[2]	5.50%	07/15/22	125,000	128,204
Cascades Inc[2]	5.75%	07/15/23	55,000	55,825
Crown European Holdings SA2	2.63%	09/30/24	€105,000	113,795
Kloeckner Pentaplast of America Inc[2]	7.13%	11/01/20	€100,000	115,574
Owens-Brockway Glass Container Inc[2]	5.00%	01/15/22	125,000	131,250
Sealed Air Corp[2]	4.50%	09/15/23	€100,000	121,823
SIG Combibloc Holdings SCA[2]	7.75%	02/15/23	€100,000	116,431
				1,037,082
Distributors – 0.5%
LKQ Italia Bondco SpA[2]	3.88%	04/01/24	€105,000	123,117

Diversified Consumer Services – 0.5%
AA Bond Co Ltd[2]	5.50%	07/31/22	£100,000	122,312

Diversified Telecommunication Services – 8.7%
Altice Financing SA	7.25%	05/15/22	€100,000	116,774
Altice Financing SA	5.25%	02/15/23	€100,000	115,058
Altice Financing SA2	7.63%	02/15/25	200,000	198,750
CenturyLink Inc	5.80%	03/15/22	145,000	147,719
Frontier Communications Corp	7.13%	01/15/23	45,000	40,697
Frontier Communications Corp	7.63%	04/15/24	140,000	124,250
Inmarsat Finance PLC[2]	6.50%	10/01/24	200,000	203,000
Intelsat Jackson Holdings SA	7.25%	10/15/20	125,000	94,375
Intelsat Jackson Holdings SA	7.50%	04/01/21	20,000	14,800
Intelsat Jackson Holdings SA2	8.00%	02/15/24	105,000	106,890
Level 3 Financing Inc	5.13%	05/01/23	250,000	253,125
SBA Communications Corp	4.88%	07/15/22	115,000	117,024
SBA Communications Corp[2]	4.88%	09/01/24	50,000	50,187
SFR Group SA	5.63%	05/15/24	€225,000	259,808
Telecom Italia SpA[2]	5.30%	05/30/24	200,000	204,000
Telefonica Europe BV3	6.50%	09/29/49	€100,000	117,298
Ziggo Bond Finance BV2	4.63%	01/15/25	€100,000	111,598
				2,275,353

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2016
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Energy Equipment & Services – 1.1%
PHI Inc	5.25%	03/15/19	105,000	102,112
Precision Drilling Corp	6.50%	12/15/21	80,000	77,600
Weatherford International Ltd	7.75%	06/15/21	95,000	96,306
Weatherford International Ltd	4.50%	04/15/22	10,000	9,050
Weatherford International Ltd	8.25%	06/15/23	5,000	5,188
				290,256
Food & Staples Retailing – 1.5%
Albertsons Companies LLC[2]	6.63%	06/15/24	75,000	78,000
Albertsons Companies LLC[2]	5.75%	03/15/25	110,000	108,866
Ingles Markets Inc	5.75%	06/15/23	130,000	135,200
Rite Aid Corp[2]	6.38%	04/01/23	55,000	58,334
				380,400
Food Products – 3.9%
Boparan Finance PLC	5.50%	07/15/21	£100,000	112,302
Darling Global Finance BV2	4.75%	05/30/22	€120,000	138,646
FAGE International SA2	5.63%	08/15/26	200,000	207,000
JBS USA Finance Inc[2]	7.25%	06/01/21	125,000	129,062
Pilgrim’s Pride Corp[2]	5.75%	03/15/25	50,000	51,375
Pinnacle Foods Finance LLC	4.88%	05/01/21	125,000	129,063
Pinnacle Foods Finance LLC	5.88%	01/15/24	25,000	26,922
Post Holdings Inc[2]	6.75%	12/01/21	95,000	101,769
Post Holdings Inc[2]	7.75%	03/15/24	25,000	27,600
Post Holdings Inc[2]	5.00%	08/15/26	45,000	43,763
TreeHouse Foods Inc[2]	6.00%	02/15/24	50,000	53,950
				1,021,452
Gas Utilities – 1.5%
AmeriGas Partners LP	7.00%	05/20/22	40,000	42,300
AmeriGas Partners LP	5.63%	05/20/24	190,000	199,500
Suburban Propane Partners LP	5.50%	06/01/24	15,000	15,375
Suburban Propane Partners LP	5.75%	03/01/25	135,000	138,375
				395,550
Health Care Equipment & Supplies – 1.2%
Auris SA2	8.00%	01/15/23	€100,000	119,518
ConvaTec Finance International SA (PIK 9.00%)[2]	8.25%	01/15/19	200,000	200,000
				319,518
Health Care Providers & Services – 6.1%
Acadia Healthcare Co Inc	5.13%	07/01/22	130,000	128,050
Amsurg Corp	5.63%	07/15/22	125,000	127,969
Centene Corp	5.63%	02/15/21	65,000	68,575
Centene Corp	4.75%	05/15/22	30,000	30,600
Centene Corp	6.13%	02/15/24	45,000	47,925
DaVita Inc	5.00%	05/01/25	140,000	135,450
Envision Healthcare Corp[2]	5.13%	07/01/22	135,000	134,919
HCA Holdings Inc	6.25%	02/15/21	335,000	362,219
HCA Holdings Inc	5.88%	05/01/23	25,000	26,562

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2016
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Health Care Providers & Services (Continued)
HCA Holdings Inc	5.25%	06/15/26	35,000	36,680
HealthSouth Corp	5.75%	11/01/24	100,000	103,625
LifePoint Health Inc	5.50%	12/01/21	35,000	36,258
LifePoint Health Inc	5.88%	12/01/23	40,000	40,700
LifePoint Health Inc[2]	5.38%	05/01/24	90,000	89,667
Tenet Healthcare Corp	4.75%	06/01/20	145,000	148,988
Tenet Healthcare Corp	6.75%	06/15/23	65,000	59,800
				1,577,987
Hotels, Restaurants & Leisure – 4.4%
Boyd Gaming Corp[2]	6.38%	04/01/26	85,000	91,375
Cedar Fair LP	5.38%	06/01/24	50,000	53,000
Churchill Downs Inc	5.38%	12/15/21	75,000	78,000
Churchill Downs Inc[2]	5.38%	12/15/21	10,000	10,400
CPUK Finance Ltd[2]	7.00%	08/28/20	£100,000	129,952
ESH Hospitality Inc[2]	5.25%	05/01/25	145,000	143,912
KFC Holding Co2	5.00%	06/01/24	90,000	92,700
MGM Resorts International	5.25%	03/31/20	125,000	132,774
New Red Finance Inc[2]	4.63%	01/15/22	85,000	87,975
PortAventura Entertainment Barcelona BV	7.25%	12/01/20	€100,000	114,386
Scientific Games International Inc[2]	7.00%	01/01/22	85,000	90,738
Six Flags Entertainment Corp[2]	4.88%	07/31/24	115,000	115,575
				1,140,787
Household Durables – 1.2%
Apex Tool Group LLC[2]	7.00%	02/01/21	155,000	142,212
Tempur Sealy International Inc	5.63%	10/15/23	30,000	31,200
Tempur Sealy International Inc	5.50%	06/15/26	135,000	139,388
				312,800
Household Products – 1.3%
Energizer Holdings Inc[2]	5.50%	06/15/25	80,000	81,200
Spectrum Brands Inc	5.75%	07/15/25	125,000	135,937
Spectrum Brands Inc[2]	4.00%	10/01/26	€100,000	113,124
				330,261
Independent Power & Renewable Electricity Producers – 1.9%
AES Corp	6.00%	05/15/26	95,000	97,969
Dynegy Inc	6.75%	11/01/19	65,000	66,111
NRG Energy Inc	7.88%	05/15/21	63,000	65,992
NRG Yield Operating LLC[2]	5.00%	09/15/26	140,000	136,150
TerraForm Power Operating LLC[2,3]	9.38%	02/01/23	115,000	115,541
				481,763
Insurance – 0.5%
HUB International Ltd[2]	7.88%	10/01/21	115,000	118,163

IT Services – 1.5%
First Data Corp[2]	7.00%	12/01/23	280,000	295,050
First Data Corp[2]	5.75%	01/15/24	105,000	107,231
				402,281

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2016
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Life Sciences Tools & Services – 2.5%
Jaguar Holding Co II2	6.38%	08/01/23	115,000	115,920
Quintiles IMS Inc[2]	4.13%	04/01/23	€145,000	166,122
Quintiles IMS Inc[2]	3.50%	10/15/24	€100,000	112,815
Synlab Bondco PLC[2]	6.25%	07/01/22	€100,000	119,117
VWR Funding Inc[2]	4.63%	04/15/22	€125,000	142,365
				656,339
Machinery – 1.4%
BlueLine Rental Finance Corp[2]	7.00%	02/01/19	125,000	109,688
CNH Industrial Capital LLC	4.38%	11/06/20	105,000	107,625
Milacron LLC[2]	7.75%	02/15/21	150,000	154,125
				371,438
Media – 5.4%
Arqiva Broadcast Finance PLC	9.50%	03/31/20	£100,000	132,529
CCO Holdings LLC[2]	5.13%	05/01/23	85,000	88,187
CCO Holdings LLC[2]	5.88%	04/01/24	30,000	31,725
CSC Holdings Inc	5.25%	06/01/24	75,000	70,313
CSC Holdings Inc[2]	5.50%	04/15/27	65,000	66,097
DISH DBS Corp	5.88%	07/15/22	75,000	78,000
DISH DBS Corp	5.00%	03/15/23	15,000	14,813
DISH DBS Corp	7.75%	07/01/26	40,000	44,025
Telenet Finance SCA	4.88%	07/15/27	€100,000	114,875
Unitymedia Hessen GmbH & Co KG	5.13%	01/21/23	€81,000	93,848
Unitymedia Hessen GmbH & Co KG	3.75%	01/15/27	€100,000	104,638
Univision Communications Inc[2]	5.13%	05/15/23	156,000	159,120
Virgin Media Finance PLC	7.00%	04/15/23	£125,000	162,315
Vue International Bidco PLC	7.88%	07/15/20	£100,000	127,847
WMG Acquisition Corp[2]	4.13%	11/01/24	€115,000	130,553
				1,418,885
Metals & Mining – 4.9%
Alcoa Nederland Holding BV2	6.75%	09/30/24	130,000	134,875
Alcoa Nederland Holding BV2	7.00%	09/30/26	25,000	25,750
ArcelorMittal	6.50%	03/01/21	200,000	220,500
ArcelorMittal	6.13%	06/01/25	35,000	38,500
BlueScope Steel Finance Ltd[2]	6.50%	05/15/21	55,000	58,168
Cliffs Natural Resources Inc[2]	8.25%	03/31/20	85,000	92,756
Eldorado Gold Corp[2]	6.13%	12/15/20	105,000	106,575
First Quantum Minerals Ltd[2]	7.25%	05/15/22	165,000	156,956
HudBay Minerals Inc	9.50%	10/01/20	100,000	103,000
Novelis Corp[2]	6.25%	08/15/24	50,000	52,125
Novelis Corp[2]	5.88%	09/30/26	95,000	96,425
SunCoke Energy Partners LP4	7.38%	02/01/20	135,000	130,275
Teck Resources Ltd[2]	8.50%	06/01/24	50,000	58,000
				1,273,905
Multiline Retail – 0.7%
Dollar Tree Inc	5.75%	03/01/23	85,000	90,631
Neiman Marcus Group LLC (PIK 9.50%)[2]	8.75%	10/15/21	125,000	99,297
				189,928

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2016
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Oil, Gas & Consumable Fuels – 7.1%
Antero Midstream Partners LP2	5.38%	09/15/24	20,000	20,187
Antero Resources Corp	5.13%	12/01/22	5,000	5,062
Antero Resources Corp	5.63%	06/01/23	75,000	76,875
Baytex Energy Corp[2]	5.13%	06/01/21	65,000	55,087
CITGO Petroleum Corp[2]	6.25%	08/15/22	105,000	107,887
Denbury Resources Inc[2]	9.00%	05/15/21	120,000	124,200
Extraction Oil & Gas Holdings LLC[2]	7.88%	07/15/21	135,000	143,438
Gulfport Energy Corp	6.63%	05/01/23	90,000	94,950
Gulfport Energy Corp[2]	6.00%	10/15/24	30,000	30,563
Laredo Petroleum Inc	5.63%	01/15/22	105,000	102,900
Linn Energy LLC[2,5]	12.00%	12/15/20	74,000	52,170
Natural Resource Partners LP	9.13%	10/01/18	145,000	134,125
Newfield Exploration Co	5.63%	07/01/24	5,000	5,225
Oasis Petroleum Inc	6.88%	03/15/22	75,000	74,625
Oasis Petroleum Inc	6.88%	01/15/23	35,000	34,475
Regency Energy Partners LP	6.50%	07/15/21	130,000	134,535
Sabine Pass Liquefaction LLC	5.63%	02/01/21	5,000	5,300
Sabine Pass Liquefaction LLC	5.63%	04/15/23	20,000	21,350
Sabine Pass Liquefaction LLC[2]	7.00%	06/30/24	100,000	106,500
Sabine Pass Liquefaction LLC	5.63%	03/01/25	15,000	15,919
Sabine Pass Liquefaction LLC[2]	5.88%	06/30/26	95,000	102,738
Sabine Pass Liquefaction LLC[2]	5.00%	03/15/27	50,000	51,000
SM Energy Co	6.13%	11/15/22	15,000	15,150
SM Energy Co	6.75%	09/15/26	20,000	20,538
Southwestern Energy Co	6.70%	01/23/25	110,000	105,325
Targa Resources Partners LP	6.75%	03/15/24	105,000	111,844
Targa Resources Partners LP2	5.13%	02/01/25	40,000	40,100
Ultra Petroleum Corp[2,4,5]	6.13%	10/01/24	70,000	59,850
				1,851,918
Paper & Forest Products – 0.7%
Reynolds Group Issuer Inc	5.75%	10/15/20	45,000	46,239
Reynolds Group Issuer Inc[2]	5.13%	07/15/23	60,000	61,537
Reynolds Group Issuer Inc[2]	7.00%	07/15/24	60,000	64,238
				172,014
Personal Products – 0.5%
First Quality Finance Co Inc[2]	4.63%	05/15/21	135,000	136,181

Pharmaceuticals – 3.3%
Capsugel SA (PIK 7.75%)[2]	7.00%	05/15/19	139,000	139,070
Endo Finance LLC[2]	5.75%	01/15/22	55,000	49,775
Endo Finance LLC[2]	5.38%	01/15/23	25,000	21,375
Mallinckrodt International Finance SA2	5.75%	08/01/22	175,000	165,375
Prestige Brands Inc[2]	5.38%	12/15/21	150,000	156,375
Valeant Pharmaceuticals International Inc[2]	5.38%	03/15/20	75,000	64,125
Valeant Pharmaceuticals International Inc[2]	7.25%	07/15/22	250,000	213,750
Valeant Pharmaceuticals International Inc[2]	5.88%	05/15/23	60,000	46,500
				856,345

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2016
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Professional Services – 0.7%
Nielsen Finance LLC[2]	5.00%	04/15/22	170,000	173,771

Real Estate Management & Development – 0.3%
Kennedy-Wilson Inc	5.88%	04/01/24	75,000	76,125

Road & Rail – 0.7%
OPE KAG Finance Sub Inc[2]	7.88%	07/31/23	90,000	85,500
Watco Companies LLC[2]	6.38%	04/01/23	105,000	107,100
				192,600
Software – 0.8%
Open Text Corp[2]	5.63%	01/15/23	120,000	124,874
Open Text Corp[2]	5.88%	06/01/26	20,000	21,350
SS&C Technologies Holdings Inc	5.88%	07/15/23	50,000	52,625
				198,849
Specialty Retail – 1.4%
DBP Holding Corp[2]	7.75%	10/15/20	160,000	122,400
Group 1 Automotive Inc[2]	5.25%	12/15/23	25,000	25,000
Party City Holdings Inc[2]	6.13%	08/15/23	95,000	101,294
Rent-A-Center Inc	4.75%	05/01/21	155,000	125,550
				374,244
Technology Hardware, Storage & Peripherals – 1.4%
Diamond 1 Finance Corp[2]	5.45%	06/15/23	115,000	123,368
Diamond 1 Finance Corp[2]	6.02%	06/15/26	85,000	92,785
NCR Corp	5.88%	12/15/21	150,000	157,641
				373,794
Textiles, Apparel & Luxury Goods – 0.5%
Hanesbrands Finance SCA[2]	3.50%	06/15/24	€120,000	138,508

Trading Companies & Distributors – 1.9%
Ashtead Capital Inc[2]	6.50%	07/15/22	68,000	71,655
HD Supply Inc[2]	5.75%	04/15/24	160,000	168,400
International Lease Finance Corp	4.63%	04/15/21	120,000	125,681
Intrepid Aviation Group Holdings LLC[2]	6.88%	02/15/19	115,000	104,650
United Rentals North America Inc	5.50%	05/15/27	25,000	25,031
				495,417
Transportation Infrastructure – 0.5%
Flexi-Van Leasing Inc[2]	7.88%	08/15/18	135,000	126,225

Wireless Telecommunication Services – 4.2%
Matterhorn Telecom SA2	3.88%	05/01/22	€100,000	110,667
Matterhorn Telecom SA	3.88%	05/01/22	€100,000	110,667
Sprint Communications Inc	7.25%	09/15/21	340,000	348,925
Sprint Communications Inc	6.00%	11/15/22	30,000	28,031
T-Mobile Inc	6.25%	04/01/21	250,000	260,938
T-Mobile Inc	6.00%	04/15/24	30,000	31,988

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2016
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Wireless Telecommunication Services (Continued)
Wind Acquisition Finance SA2	7.38%	04/23/21	200,000	205,500
				1,096,716
Total Corporate Bonds (Cost $23,452,413)				23,490,306

Real Estate Investment Trusts (REITs) – 2.4%
Corrections Corp of America	5.00%	10/15/22	90,000	81,675
Corrections Corp of America	4.63%	05/01/23	60,000	52,950
Geo Group Inc	5.13%	04/01/23	70,000	61,338
Geo Group Inc	6.00%	04/15/26	100,000	86,750
GLP Capital LP	5.38%	04/15/26	60,000	63,750
Lamar Media Corp	5.75%	02/01/26	85,000	91,324
MGM Growth Properties Operating Partnership LP2	4.50%	09/01/26	85,000	83,592
MPT Operating Partnership LP	6.38%	03/01/24	75,000	81,188
VEREIT Operating Partnership LP	4.60%	02/06/24	10,000	10,425
VEREIT Operating Partnership LP	4.88%	06/01/26	15,000	15,822
				628,814
Total Real Estate Investment Trusts (REITs) (Cost $643,323)				628,814

Bank Loans – 1.4%

Media – 0.6%
Delta 2 Lux SARL, Senior Secured 2nd Lien Term Loan, Tranche B3	7.75%	07/29/22	160,000	161,534

Metals & Mining – 0.4%
Murray Energy Corp, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2[3]	8.25%	04/16/20	108,032	99,423

Oil, Gas & Consumable Fuels – 0.4%
California Resources Corp, Guaranteed Senior Secured 1st Lien Term Loan[3]	11.38%	12/31/21	60,000	64,687
Ultra Petroleum Corp, Guaranteed Senior Unsecured Revolver Loan[3,5]	4.75%	10/06/16	45,000	43,875
				108,562
Total Bank Loans (Cost $354,299)				369,519

Total Investments – 93.9% (Cost $24,450,035)				24,488,639

Other Assets in Excess of Liabilities – 6.1%				1,589,317

Net Assets – 100.0%				$26,077,956

[1]	Unless otherwise noted, amount is in U.S. Dollars
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At October 31, 2016, the value of these securities amounted to $13,801,396 or 52.9% of net assets.

[3]	Variable rate security. Rate disclosed at October 31, 2016.
[4]	Illiquid security. At October 31, 2016, the value of these securities amounted to $264,825 or 1.0% of net assets.
[5]	Issuer is in default of interest payments.
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities.  These additional securities generally have the same terms as the original holdings.

PLC	Public Limited Company
€	Euro
£	British Pound

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND
Forward Currency Contracts				October 31, 2016
				Unrealized
	Settlement	Currency	Currency	Appreciation
Counterparty	Date	Sold	Purchased	(Depreciation)
Bank of New York Mellon	11/04/16	€4,213,460	$4,708,831	$82,788
Bank of New York Mellon	11/04/16	£880,178	$1,123,196	45,774
Bank of New York Mellon	11/04/16	$148,073	£121,623	804
Bank of New York Mellon	11/04/16	$78,875	€72,238	437
				$129,803

€	Euro
£	British Pound

Country Breakdown
% of Net Assets
United States	70.8%
United Kingdom	5.4%
Canada	3.7%
Luxembourg	3.5%
Germany	3.3%
Italy	1.6%
Netherlands	1.6%
Switzerland	1.3%
France	1.0%
Spain	0.9%
Ireland	0.6%
Australia	0.2%
Other Assets in Excess of Liabilities	6.1%
100.0%

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Statement of Assets and Liabilities	October 31, 2016
Oaktree High Yield
Bond Fund
Assets
Investments, at fair value[1]	$24,488,639
Cash	837,726
Receivable for securities sold	362,460
Interest receivable	360,206
Unrealized appreciation on forward currency contracts	129,803
Receivable for fees waived	116,006
Prepaid expenses	59,436
Foreign currency, at fair value[2]	23,068
Total assets	$26,377,344

Liabilities
Payable for securities purchased	$95,404
Accrued professional expenses	76,653
Accrued trustees expenses	56,292
Accrued fund administration and accounting expenses	30,207
Accrued custodian expenses	25,051
Accrued transfer agent expenses	9,912
Accrued other expenses	2,704
Accrued shareholder reporting expenses	1,840
Accrued registration expenses	1,325
Total liabilities	299,388
Net Assets	$26,077,956

Components of Net Assets
Paid-in capital	$26,125,640
Undistributed (accumulated) net investment income (loss)	135,624
Accumulated net realized gain (loss)	(350,361)
Net unrealized appreciation (depreciation)	167,053
Net Assets	$26,077,956

[1] Investments, at cost	$24,450,035
[2] Foreign currency, at cost	23,154

Computation of Net Asset Value
Institutional Class
Net assets	$24,952,283
Shares issued and outstanding (unlimited shares authorized, no par value)	2,487,381
Net asset value per share	$10.03
Advisor Class
Net assets	$1,125,673
Shares issued and outstanding (unlimited shares authorized, no par value)	112,224
Net asset value per share	$10.03

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Statement of Operations	Year Ended October 31, 2016
Oaktree High Yield
Bond Fund
Investment Income
Interest	$1,470,295
Total investment income	$1,470,295

Expenses
Professional expenses	$298,861
Trustees expenses	160,095
Investment advisory expenses	147,243
Fund administration and accounting expenses	112,378
Insurance expenses	100,328
Custodian expenses	48,340
Other expenses	39,586
Transfer agent expenses	35,046
Registration expenses	30,337
Shareholder reporting expenses	4,179
Total expenses	976,393
Less fees and expenses waived	(740,636)
Total expenses after fees and expenses waived	235,757
Net Investment Income (Loss)	$1,234,538

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investments and foreign currency transactions	$(530,089)
Forward currency contracts	292,275
$(237,814)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and foreign currency transactions	896,837
Forward currency contracts	48,017
944,854
Net Realized and Unrealized Gain (Loss)	707,040
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,941,578

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Statements of Changes in Net Assets
	Oaktree High Yield Bond Fund
	Year Ended	Period Ended
	October 31, 2016	October 31, 2015[1]
Operations
Net investment income (loss)	$1,234,538	$1,047,023
Net realized gain (loss)	(237,814)	291,123
Net change in unrealized appreciation (depreciation)	944,854	(777,801)
Net increase (decrease) in net assets resulting from operations	1,941,578	560,345

Distributions to Shareholders
From net investment income
Institutional Class	(1,490,374)	(897,537)
Advisor Class	(63,890)	(40,469)
From net realized gain
Institutional Class	(55,926)	—
Advisor Class	(2,478)	—
Decrease in net assets resulting from distributions to shareholders	(1,612,668)	(938,006)

Capital Share Transactions
Institutional Class	1,000,000	23,975,000
Advisor Class	(36,909)	1,138,616
Net increase (decrease) in net assets resulting from capital share transactions	963,091	25,113,616

Net Assets
Total increase (decrease) in net assets	1,292,001	24,735,955
Beginning of period	24,785,955	50,000
End of period	$26,077,956	$24,785,955
Undistributed (accumulated) net investment income (loss)	$135,624	$342,795

Transactions in capital stock were as follows:

Institutional Class	Shares
Shares sold	102,459	2,382,422
Net increase (decrease)	102,459	2,382,422
Advisor Class
Shares sold	11,616	119,117
Shares issued in reinvestment of distributions	489	482
Shares redeemed	(15,581)	(6,399)
Net increase (decrease)	(3,476)	113,200

Total net increase (decrease)	98,983	2,495,622

Institutional Class	Amount
Shares sold	$1,000,000	$23,975,000
Net increase (decrease)	1,000,000	23,975,000
Advisor Class
Shares sold	111,958	1,198,061
Shares issued in reinvestment of distributions	4,685	4,825
Shares redeemed	(153,552)	(64,270)
Net increase (decrease)	(36,909)	1,138,616
Total net increase (decrease)	$963,091	$25,113,616

[1]	Commencement of operations on December 16, 2014.

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Financial Highlights
	Oaktree High Yield Bond Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	October 31, 2016	October 31, 2015	October 31, 2016	October 31, 2015
	Institutional Class	Institutional Class	Advisor Class	Advisor Class
Per Share Operating Performance
Net asset value, beginning of period	$9.91	$10.00 [1]	$9.91	$10.00 [1]
Net investment income (loss)[2]	0.48	0.42	0.46	0.40
Net realized and unrealized gain (loss)	0.27	(0.13)	0.27	(0.13)
Net increase (decrease) from investment operations	0.75	0.29	0.73	0.27
Distributions from net investment income	(0.61)	(0.38)	(0.59)	(0.36)
Distributions from net realized gain	(0.02)	—	(0.02)	—
Total distributions	(0.63)	(0.38)	(0.61)	(0.36)
Net asset value, end of period	$10.03	$9.91	$10.03	$9.91

Total Return
Total investment return based on net asset value	8.15%	2.85%[3]	7.89%	2.65%[3]

Ratios to Average Net Assets
Expenses, after fees and expenses waived	0.95%	0.95%[4]	1.20%	1.20%[4]
Expenses, before fees and expenses waived	3.97%	3.89%[4]	4.23%	4.14%[4]
Net investment income (loss)	5.04%	4.73%[4]	4.79%	4.48%[4]

Supplemental Data
Net assets, end of period (000’s)	$24,952	$23,639	$1,126	$1,147
Portfolio turnover rate	51%	46%[3]	51%	46%[3]

[1]	Commencement of operations on December 16, 2014.
[2]	Based on average shares outstanding.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Notes to the Financial Statements
October 31, 2016

1. Organization

The Oaktree High Yield Bond Fund (“High Yield Fund”) or (the “Fund”) is a series of shares of beneficial interest of Oaktree Funds (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-ended management investment company.

The Fund’s commencement of operations date and investment objective is as follows:

Fund	Commencement of Operations	Investment Objective
High Yield Fund	December 16, 2014	Provide current income and capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

2. Summary of Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the year then ended. Actual results could differ from these estimates.

Security Valuation

GAAP establishes a hierarchal disclosure framework that prioritizes the inputs used in measuring financial instruments at fair value into three levels based on their market observability. Market price observability is affected by a number of factors, such as the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available quoted prices from an active market or for which fair value can be measured based on actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment inherent in measuring fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1: Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2:  Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which all significant inputs are directly or indirectly observable.

•
Level 3:  Valuations for which one or more significant inputs are unobservable. These inputs reflect the Fund’s assessment of the assumptions that market participants use to value the investment based on the best available information.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the pricing committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current at the measurement date, which may include periods of market

Oaktree Funds

Notes to the Financial Statements
October 31, 2016

dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The Fund accounts for the transfer of assets into or out of each fair-value hierarchy level at the beginning of the reporting period. There were no transfers between levels during the period.

All equity securities traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market®, and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the security will be valued at the mean between the most recent quoted bid and asked prices.

Foreign debt securities are priced in their local currencies at the close of their primary exchange or market, or at the valuation time, whichever is earlier. Foreign securities, currencies, and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate on the valuation date of such currencies against the U.S. dollar, as provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates at the close of the New York Stock Exchange.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies, including but not limited to: a) the mean between the bid and asked prices; b) matrix pricing; c) other analytical pricing models; and d) market transactions and dealer quotations.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.

Forward currency contracts are valued at the mean between the bid and asked prices. Quotations are available from a pricing service for regularly scheduled settlement dates.

The Board of Trustees (the “Board”) has delegated certain functions to the pricing committee with respect to the valuation of the Fund’s holdings. The pricing committee is comprised of employees of Oaktree Capital Management, L.P. (“Oaktree” or the “Adviser”). The Board has directed the pricing committee to monitor pricing and valuation matters at the direction of the Board. The pricing committee determines the fair value of holdings for which price quotations are not readily available or are deemed unreliable, or for which an approved valuation method is inappropriate. At October 31, 2016, the Fund did not hold any securities fair valued by the Board.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments at October 31, 2016:

High Yield Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$23,490,306	$—	$23,490,306
Real Estate Investment Trusts (REITs)	—	628,814	—	628,814
Bank Loans	—	369,519	—	369,519
Total[1]	$—	$24,488,639	$—	$24,488,639
Forward Currency Contracts	$—	$129,803	$—	$129,803
Total	$—	$129,803	$—	$129,803

[1]	See the Schedule of Investments for further disaggregation of investment categories.

Oaktree Funds

Notes to the Financial Statements
October 31, 2016

Foreign Currency

Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments and foreign currency transactions, as appropriate, for both financial reporting and tax purposes.

Investment Transactions

Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date except for certain dividends for foreign securities where the ex-dividend date may have not been known to the Fund. Dividends on those securities are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses, and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Realized gains and losses are reported on an identified cost basis.

Allocation of Expenses

Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to a Fund and other shared expenses prorated to a Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

Distributions to Shareholders

Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. In addition, on an annual basis, the Fund may distribute additional capital gains in the latest calendar quarter, if necessary, to meet minimum distribution requirements and thus avoid being subject to excise taxes.

Indemnifications

Under the Fund’s organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Derivative Financial Instruments

Forward Currency Contracts

The Fund may enter into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies. A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward currency contracts, when used by the Fund, help to manage the overall exposure to the currencies, in which the Fund has an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward currency contracts involves the risk that the value of a forward currency contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Oaktree Funds

Notes to the Financial Statements
October 31, 2016

For the year ended October 31, 2016, the average monthly notional balances of outstanding derivative financial instruments were as follows:

Average Notional Balance	High Yield Fund
Forward Currency Contracts	$6,745,234

The effect of derivative instruments on the statement of assets and liabilities at October 31, 2016, was as follows:

	High Yield Fund
	Unrealized appreciation on	Unrealized depreciation on
	forward currency contracts	forward currency contracts
Forward Currency Contracts	$129,803	$—

The effect of derivative financial instruments on the statement of operations for the year ended October 31, 2016, was as follows:

	High Yield Fund
	Net Realized	Net Change in Unrealized
	Gain (Loss)	Appreciation (Depreciation)
Forward Currency Contracts	$292,275	$48,017

In connection with derivative activities, the Fund generally enters into agreements subject to enforceable master netting arrangements that allow the Fund to offset derivative assets and liabilities in the same currency by specific derivative type or, in the event of default by the counterparty, to offset derivative assets and liabilities with the same counterparty. While these derivative instruments are eligible to be offset in accordance with applicable accounting guidance, the Fund has elected to present derivative assets and liabilities based on gross fair value in the statement of assets and liabilities.

At October 31, 2016, the Fund held the following derivative instruments that were subject to offsetting on the statement of assets and liabilities:

High Yield Bond
Assets:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
		Gross Amounts	Net Amounts
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Received	Net Amount
Forward Currency Contracts	$129,803	$—	$129,803	$129,803	$—	$129,803

4. Investment Advisory Agreement

The Adviser serves as investment adviser to the Fund pursuant to an investment management agreement (the “Investment Management Agreement”) with the Trust, on behalf of the Fund. As the Fund’s investment adviser, Oaktree provides certain management and investment advisory services for the Fund, including managing the investment of the Fund’s assets on a discretionary basis. Under the Investment Management Agreement, the Fund pays the Adviser a monthly fee at an annual rate of the Fund’s average daily net assets (the “Management Fee”) as shown in the chart below.

Oaktree Funds

Notes to the Financial Statements
October 31, 2016

The Adviser has contractually agreed to limit the Fund’s ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed the following ratios (the “Expense Caps”). For the purposes of the expense limitation agreement between the Adviser and the Fund, “ordinary operating expenses” excludes acquired fund fees and expenses, interest, taxes, organizational expenses, brokerage commissions, other investment-related costs, and non-routine or extraordinary expenses. The Fund’s expense limitation is expected to apply until at least December 2017.

		Annual Expense Cap
Fund	Annual Management Fee	Institutional	Advisor
High Yield Fund	0.60%	0.95%	1.20%

Any fee waivers made by Oaktree with respect to the Fund are subject to recoupment from the Fund within three years after the end of the fiscal year during which such fees were waived or expenses reimbursed, provided that such recoupment does not cause any class of the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. At October 31, 2016, the Adviser is eligible to recoup the following fees:

Fund	Recoupment Amount Expiring October 31,
	2019	2018
High Yield Fund	$740,636	$652,244

The Adviser has not recouped any amount for the year ending October 31, 2016 and does not have any amount outstanding to recoup at October 31, 2016.

5. Purchases And Sales

For the year ended October 31, 2016, purchases and sales of investments, excluding short-term securities, were as follows:

Fund	Purchases	Sales
High Yield Fund	$12,402,498	$12,157,320

6. Income Tax Information

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

At October 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as “interest expense” or “other expenses,” respectively, in the statement of operations. During the year, the Fund did not incur any interest or penalties.

The Fund has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years 2015 and 2016, for the Fund, are those that are open for exam by taxing authorities.  Generally, tax authorities can examine tax returns filed since the commencement of operations.

Oaktree Funds

Notes to the Financial Statements
October 31, 2016

The tax character of distributions paid for the Fund were as follows:

	Year Ended October 31, 2016		Period Ended October 31, 2015
	Ordinary	Long Term	Ordinary	Long Term
Fund	Income*	Capital Gains**	Income*	Capital Gains**
High Yield Fund	$1,612,668	$—	$938,006	$—

*	For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
**
The Fund designates as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero.

The cost basis of investments for federal income tax purposes as of October 31, 2016, was as follows:

High Yield Fund
Tax cost of investments	$24,450,035
Unrealized appreciation	740,006
Unrealized depreciation	(701,402)
Net unrealized appreciation (depreciation)	38,604

At October 31, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

High Yield Fund
Net unrealized appreciation (depreciation)	$37,250
Undistributed ordinary income	272,315
Other temporary differences	(6,888)
Other accumulated gain/(loss)	(350,361)
Total accumulated gain/(loss)	(47,684)

The differences between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable primarily to the unrealized gain/loss on foreign currency.

At October 31, 2016, the following capital loss carryforwards were available. These capital losses are available to offset future realized gains. There is no expiration date on these capital losses.

	Short Term	Long Term
High Yield Fund	$236,299	$114,062

At October 31, 2016, the Fund had no deferred, on a tax basis, late year ordinary losses.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended October 31, 2016, the following table shows the reclassifications made:

Undistributed
	(Accumulated)	Accumulated
	Net Investment	Net Realized	Paid-In
	Income (Loss)	Gain (Loss)	Capital
High Yield Fund	$112,555	$(112,555)	$—

Oaktree Funds

Notes to the Financial Statements
October 31, 2016

7. Principal Risks

Credit Risk. Debt obligations, such as bonds and bank loans, and derivatives involving a counterparty, are subject to credit risk. This is the risk that the issuer or guarantor of a debt security or the counterparty to a derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. A debt obligation may decline in price if market participants become concerned regarding the creditworthiness or credit rating of the issuer, regardless of whether the issuer has defaulted.

Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in the prospectus, such as liquidity risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Fund intends to invest and the principal risks associated with each of them:

Forward Foreign Currency Exchange Contracts – Forward foreign currency exchange transactions are over-the counter contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. dollar denominated securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Fund will not receive any benefit of CFTC regulation when trading forwards.

Emerging Markets Risk. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision which is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts.

Foreign Currency Risk. A significant portion of the Fund’s investments may be denominated in currencies other than the U.S. dollar. Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on the performance of the Fund.

High Yield Bond Risk. High yield bonds are subject to greater risk of loss of principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with high yield bonds, the yields and prices of such securities may be more volatile than those for higher-rated securities. The market for high yield bonds is thinner, often less liquid, and less active

Oaktree Funds

Notes to the Financial Statements
October 31, 2016

than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold and may make it difficult to sell such securities. The value of high yield bonds tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield bonds and the junk bond markets generally, particularly in times of market stress.

Interest Rate Risk. The value of fixed income securities may decline because of increases in interest rates. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Recently, interest rates in the United States have been at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed income and related markets to heightened volatility. For fixed income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

8. New Accounting Pronouncement

In August 2014, the FASB issued Accounting Standards Update (ASU) 2014-15 – “Presentation of Financial Statements – Going Concern” (Subtopic 205-40). The pronouncement determines management’s responsibility regarding assessment of the Fund’s ability to continue as a going concern, even if the Fund’s liquidation is not imminent. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Fund’s ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Fund will be unable to meet its obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management’s plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however, early adoption is permitted. Management does not believe that the update will have a significant impact on the Fund’s financial statements.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjusting or additional disclosure in the financial statements.

Oaktree Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Oaktree Funds

We have audited the accompanying statement of assets and liabilities of the Oaktree Funds (the Trust) (comprised of the Oaktree High Yield Bond Fund), including the schedule of investments as of October 31, 2016, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian, agent banks and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oaktree High Yield Bond Fund at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
December 22, 2016

Oaktree Funds

Expense Example (Unaudited)
October 31, 2016

As a shareholder of a fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory expenses; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on a hypothetical investment of $1,000 invested on May 1, 2016 and held through October 31, 2016.

The expense examples provide information about actual account values based on actual returns and expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value dividend by $1,000 = 8.6), and then multiply the result by the number under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

The expense examples also provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional expenses, if any. Therefore, the hypothetical information in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual			Hypothetical (5% return before expenses)
	Annualized	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Expense	Account	Account Value	Paid During	Account	Account Value	Paid During
	Ratio	Value	October 31, 2016	Period[1]	Value	October 31, 2016	Period[1]
Oaktree High Yield Bond Fund
Institutional Class	0.95%	$1,000	$1,055	$4.91	$1,000	$1,020	$4.82
Advisor Class	1.20%	$1,000	$1,054	$6.19	$1,000	$1,019	$6.09

[1]
Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).  Expenses reflect amounts net of fees waived by the Adviser.

Oaktree Funds

Additional Information (Unaudited)
October 31, 2016

Number of
Portfolios
			Principal	in Fund	Other
	Position	Term of Office	Occupation	Complex[4]	Directorships
Name, Age and	with the	and Length of	During Past	Overseen	Held During
Address[2]	Trust	Time Served[3]	Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust[1]

Robin A. Ferracone	Trustee	Since 2014	Chief Executive Officer, Farient	1	American Realty
(62)			Advisors LLC (executive		Capital Daily Net
			compensation consulting)		Asset Value Trust
(since 2012);
American Real
Estate Income
Fund (since 2013)

R. Gregory Morgan	Trustee	Since 2014	Senior Vice President and	1	None
(62)			Secretary, Massachusetts
Institute of Technology;
Vice President and
General Counsel,
Massachusetts Institute
of Technology.

Randolph W.	Trustee	Since 2014	Professor of Finance,	1	Health
Westerfield			The University of		Management
(75)			Southern California		Associates
(2000-2013)

Interested Trustee of the Trust

John Frank[5]	Chairman of	Since 2014	Vice Chairman, Oaktree	1	Oaktree Capital
(59)	the Board		Capital Management, L.P.		Group, LLC

Officers of the Trust

John Sweeney	President	Since 2014	Managing Director, Oaktree	N/A	N/A
Capital Management, L.P.

Kimberly Larin	Chief	Since 2016	Prior to joining Oaktree in 2002,	N/A	N/A
	Compliance		Ms. Larin spent six years at
	Officer		Western Asset Management
	Senior Vice	Since 2014	Company as a Compliance
	President,		Officer.
Compliance

Martin Boskovich	Secretary	Since 2014	Managing Director, Oaktree	N/A	N/A
Capital Management, L.P.

Mary Gallegly	Assistant	Since 2016	Vice President, Legal, Oaktree	N/A	N/A
	Secretary		Capital Management, L.P.

Oaktree Funds

Additional Information (Unaudited)
October 31, 2016

Number of
Portfolios
			Principal	in Fund	Other
	Position	Term of Office	Occupation	Complex[4]	Directorships
Name, Age and	with the	and Length of	During Past	Overseen	Held During
Address[2]	Trust	Time Served[3]	Five Years	by Trustees	Past Five Years

Susan Gentile	Chief Financial	Since 2014	Chief Accounting Officer,	N/A	N/A
	Officer		Oaktree Capital Management,
L.P. Chief Accounting Officer,
Clorox, Inc.

John Edwards	Treasurer	Since 2014	Managing Director, Oaktree	N/A	N/A
Capital Management, L.P.

[1]	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
[2]	Unless otherwise noted, the address for each of the Fund’s Trustees is c/o Oaktree Capital Management L.P., 333 South Grand Ave., 28th Floor, Los Angeles, CA 90071.
[3]	Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
[4]	The Trust is comprised of one series, the Oaktree High Yield Bond Fund.
[5]	Mr. Frank is deemed an “interested person” of the Trust due to his position of Vice Chairman with Oaktree Capital Management, L.P.

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-OAK-FUND. Furthermore, you can obtain the SAI by accessing the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov or by accessing the Fund’s website at http://www.oaktreefunds-us.com.

Oaktree Funds

Additional Information (Unaudited)
October 31, 2016

Information About Proxy Voting

Information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 855-OAK-FUND and on the SEC website at http://www.sec.gov.

A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling 855-OAK-FUND and (ii) on the SEC website at http://www.sec.gov.

Information About Portfolio Holdings

The Fund intends to disclose its portfolio holdings on a quarterly basis by posting the Annual, Semi-Annual and Form N-Q regulatory filings on the SEC website at http://www.sec.gov. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You can also review and obtain copies of the Form N-Q at the SEC’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

Householding—Important Notice Regarding Delivery of Shareholder Documents

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Annual and Semi Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 855-OAK-FUND to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Oaktree Funds

Additional Information (Unaudited)
October 31, 2016

Oaktree High Yield Bond Fund
Value of a $1,000,000 Investment
Institutional Class1

Total Returns[1]		At October 31, 2016
	Annualized
		Since Inception
	1 Year	12/16/14
Oaktree High Yield Bond Fund - Institutional Class	8.15%	5.85%
Oaktree High Yield Bond Fund - Advisor Class	7.89%	5.60%
BofA Merrill Lynch Developed Markets High Yield Constrained Index	10.27%	6.89%

[1]
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (855) OAK-FUND. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

[2]	Performance of other classes will be greater or less than the line shown based on the differences in fees paid by shareholders investing in the different classes.

[3]
The BofA Merrill Lynch Developed Markets High Yield Constrained Index contains all securities in the BofA Merrill Lynch Global High Yield index from developed markets countries but caps issuer exposure at 2%. Developed markets is defined as an FX-G10 member, a Western European nation, or a territory of the U.S. or a Western European nation. The index tracks the performance of USD, CAD, GBP and EUR denominated below investment grade corporate debt publicly issued in the major domestic or Eurobond markets. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch). It is not possible to invest directly into an index and the index does not reflect fees and expenses.

Oaktree Funds

Additional Information (Unaudited)
October 31, 2016

Tax Information

For the fiscal year ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

High Yield Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2016 was as follows:

High Yield Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows:

High Yield Fund	3.62%

Foreign Shareholders: The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended October 31, 2016 was as follows:

High Yield Fund	81.92%

Oaktree Funds

Privacy Notice (Unaudited)
October 31, 2016

Oaktree Funds (the “Trust”, and each series of the Trust, a “Fund”) is committed to maintaining the privacy of its former, current and prospective investors. Investors provide the Trust important personal and financial information and protecting and safeguarding this information is a very high priority of the Trust.

In connection with offering shares of the Fund to current and potential investors, the Trust obtains nonpublic personal information about its investors. This information may include an investor’s name, address, e-mail address, social security number, account number, financial situation, transaction history and other personal or financial information.

The Trust may collect nonpublic personal information about investors from the following sources:

•	Information received on applications, forms, questionnaires, websites, agreements or other similar documents prepared in the course of establishing an investor relationship.

•	Information about an investor’s transactions with the Trust, the Trust’s affiliates or others.

The Trust does not disclose any nonpublic personal information about its investors or former investors, except to the Trust’s affiliates, including the investment adviser, and to non-affiliated parties as permitted by law, including to process transactions (such as when it is necessary in the course of processing share purchases and redemptions or otherwise administering the Trust), and then subject to customary confidentiality, or to respond to regulatory inquiries, inspections, examinations, court orders and legal investigations. Non-affiliated parties of the Trust include accountants, attorneys, transfer agents, custodians, broker-dealers and companies providing the Trust with administrative services. The Trust may use investors’ nonpublic personal information for marketing purposes.

Federal law gives investors the right to limit sharing of their nonpublic personal information to instances necessary for the Trust’s affiliates’ everyday business purposes, including activities such as Trust affiliates (i) sharing information about an investor’s creditworthiness with respect to the Fair Credit Reporting Act, (ii) using an investor’s nonpublic information to market to the investor, and (iii) sharing investors’ nonpublic information in order for non-affiliates to market to investors. State laws may give investors additional rights to limit sharing.

The Trust restricts access to nonpublic personal information about investors to those personnel, agents or other parties who need to know the information to provide products or services to investors. The Trust maintains security measures, including physical, electronic and procedural safeguards that comply with federal law to guard investors’ nonpublic personal information. These measures include computer safeguards and secured files and offices.

When an investor is no longer a shareholder of the Fund, the Trust continues to share investor’s information as described in this notice.

If an investor has any concerns about this notice and the processing of an investor’s nonpublic personal information, please contact the Trust at 1-855-OAK-FUND (or 1-855-625-3863).

Oaktree Funds

(This Page Intentionally Left Blank.)

Investment Adviser:
Oaktree Capital Management, L.P.
333 South Grand Avenue
28th Floor
Los Angeles, CA 90071

Contact Information:
www.oaktreefunds-us.com
855-OAK-FUND

Independent Registered Public Accounting Firm:
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, MN 55402

Legal Counsel:
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019-6099

Distributor:
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Administrator, Fund Accountant and Transfer Agent:
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Custodian:
Bank of New York Mellon
One Wall Street
New York, NY 10286

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Randolph W. Westerfield, is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2016	FYE 10/31/2015
Audit Fees	$35,000	$55,000
Audit-Related Fees	$0	N/A
Tax Fees	$21,800	$20,000
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2016	FYE 10/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2016	FYE 10/31/2015
Registrant	$21,800	$20,000
Registrant’s Investment Adviser	$4,025,596	$2,264,619

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Oaktree Funds

By (Signature and Title) /s/ John Sweeney
   John Sweeney, President

Date  January 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John Sweeney
    John Sweeney, President

Date  January 5, 2017

By (Signature and Title) /s/ Susan Gentile
   Susan Gentile
   Chief Financial Officer

Date  January 3, 2017